United States
                            Securities and Exchange Commission
                                  Washington, D.C. 20549

                                         Form N-Q
                         Quarterly Schedule of Portfolio Holdings
                       of Registered Management Investment Companies




                                         811-5843

                      (Investment Company Act File Number)


                             Cash Trust Series, Inc.
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                                 Federated Investors Funds
                                   5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                      (412) 288-1900 (Registrant's Telephone
                              Number)


                                John W. McGonigle, Esquire
                                 Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)






                             Date of Fiscal Year End: 5/31/06
                                                      -------


                      Date of Reporting Period: Quarter ended 2/28/06
                                                ---------------------







Item 1.     Schedule of Investments





GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

   Principal
    Amount                                                                      Value

                     U.S. GOVERNMENT AGENCIES--20.2%
 $ 42,000,000 (1)    Federal Home Loan Bank System Floating Rate
                     Notes, 4.360% - 4.630%, 3/12/2006 - 5/16/2006         $   41,991,118
   21,520,000        Federal Home Loan Bank System Notes, 2.375% -
                     4.000%, 5/11/2006 - 2/15/2007                             21,403,765
   11,400,000 (2)    Federal Home Loan Mortgage Corp. Discount Notes,
                     4.190% - 4.730%, 9/29/2006 - 2/6/2007                     10,979,361
   33,000,000 (1)    Federal Home Loan Mortgage Corp. Floating Rate
                     Notes, 4.389% - 4.560%, 3/27/2006 - 5/7/2006              32,984,928
   11,912,000        Federal Home Loan Mortgage Corp. Notes, 3.750% -
                     5.500%, 7/15/2006 - 11/17/2006                            11,891,166
                     TOTAL U.S. GOVERNMENT AGENCIES                           119,250,338

                     REPURCHASE AGREEMENTS--79.6%
   110,000,000       Interest in $1,500,000,000 joint repurchase
                     agreement 4.58%, dated 2/28/2006, under which
                     Barclays Capital, Inc., will repurchase U.S.
                     Government Agency securities with various
                     maturities to 2/9/2026 for $1,500,190,833 on
                     3/1/2006.  The market value of the underlying
                     securities at the end of the period was
                     $1,530,000,914.                                          110,000,000
   70,000,000        Interest in $1,500,000,000 joint repurchase
                     agreement 4.58%, dated 2/28/2006, under which
                     Citigroup Global Markets, Inc., will repurchase
                     U.S. Treasury and U.S. Government Agency
                     securities with various maturities to 4/15/2042
                     for $1,500,190,833 on 3/1/2006.  The market value
                     of the underlying securities at the end of the
                     period was $1,530,006,430.                                70,000,000
   25,000,000 (3)    Interest in $400,000,000 joint repurchase
                     agreement 4.40%, dated 12/13/2005, under which Credit
                     Suisse First Boston LLC will repurchase U.S. Treasury and
                     U.S. Government Agency securities with various maturities
                     to 2/1/2036 for $404,400,000 on 3/13/2006. The market value of the underlying securities at the end of the
                     period was $416,933,019.                                  25,000,000
   15,000,000 (3)    Interest in $750,000,000 joint repurchase
                     agreement 4.52%, dated 1/26/2006, under which Credit Suisse
                     First Boston LLC will repurchase U.S. Treasury and U.S.
                     Government Agency securities with various maturities to
                     3/1/2036 for $753,766,667 on 3/8/2006. The market value of the underlying securities at the end of the
                     period was $780,875,900.                                  15,000,000
   17,000,000 (3)    Interest in $1,000,000,000 joint repurchase
                     agreement 4.55%, dated 2/1/2006, under which Credit Suisse
                     First Boston LLC will repurchase U.S. Treasury and U.S.
                     Government Agency securities with various maturities to
                     3/1/2036 for $1,007,709,722 on 4/4/2006. The market value
                     of the underlying securities at the end of the
                     period was $1,041,831,909.                                17,000,000
   5,000,000  (3)    Interest in $1,000,000,000 joint repurchase
                     agreement 4.44%, dated 1/3/2006, under which
                     Deutsche Bank Securities, Inc., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 6/1/2035 for $1,010,360,000 on
                     3/28/2006.  The market value of the underlying
                     securities at the end of the period was
                     $1,030,800,174.                                           5,000,000
   40,000,000 (3)    Interest in $600,000,000 joint repurchase
                     agreement 4.53%, dated 2/3/2006, under which
                     Deutsche Bank Securities, Inc., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 3/1/2036 for $604,001,500 on
                     3/28/2006.  The market value of the underlying
                     securities at the end of the period was
                     $621,328,084.                                             40,000,000
   1,000,000  (3)    Interest in $300,000,000 joint repurchase
                     agreement 4.62%, dated 1/31/2006, under which
                     Deutsche Bank Securities, Inc., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 12/1/2035 for $303,465,000 on
                     5/1/2006.  The market value of the underlying
                     securities at the end of the period was
                     $312,298,550.                                             1,000,000
   12,000,000 (3)    Interest in $180,000,000 joint repurchase
                     agreement 4.31%, dated 10/28/2005, under which
                     J.P. Morgan Securities, Inc., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 3/25/2036 for $183,167,850 on
                     3/27/2006.  The market value of the underlying
                     securities at the end of the period was
                     $185,400,088.                                             12,000,000
   33,537,000        Interest in $2,000,000,000 joint repurchase
                     agreement 4.54%, dated 2/28/2006, under which
                     J.P. Morgan Securities, Inc., will repurchase
                     U.S. Treasury securities with various maturities
                     to 2/15/2031 for $2,000,252,222 on 3/1/2006.  The
                     market value of the underlying securities at the
                     end of the period was $2,040,047,289.                     33,537,000
   18,000,000 (3)    Interest in $950,000,000 joint repurchase
                     agreement 4.46%, dated 1/4/2006, under which UBS
                     Securities LLC will repurchase U.S. Government
                     Agency securities with various maturities to
                     3/1/2036 for $960,004,028 on 3/31/2006.  The
                     market value of the underlying securities at the
                     end of the period was $975,482,728.                       18,000,000
   23,000,000 (3)    Interest in $500,000,000 joint repurchase
                     agreement 4.50%, dated 1/23/2006, under which UBS
                     Securities LLC will repurchase U.S. Government
                     Agency securities with various maturities to
                     11/1/2035 for $503,937,500 on 3/28/2006.  The
                     market value of the underlying securities at the
                     end of the period was $517,005,175.                       23,000,000
   100,000,000       Interest in $250,000,000 joint repurchase agreement 4.58%, dated 2/28/2006, under which WestLB AG will repurchase U.S.
                     Government Agency securities with various maturities to
                     5/1/2036 for $250,031,806 on 3/1/2006. The market value of the underlying securities at the end of the
                     period was $257,500,000.                                 100,000,000
                           TOTAL REPURCHASE AGREEMENTS
                     (AT AMORTIZED COST)                                      469,537,000
                            TOTAL INVESTMENTS--99.8%
                     (AT AMORTIZED COST)(4)                                   588,787,338
                     OTHER ASSETS AND LIABILITIES--NET--0.2%                     1,140,181
                     TOTAL NET ASSETS--100%                                 $  589,927,519

==============================================================================

     1 Floating rate note with current rate and next reset date shown.
     2 Discount rate at the time of purchase.
     3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

    Principal
      Amount                                                                      Value

                   SHORT-TERM MUNICIPALS--99.5%(1,)(2)
                   Alabama--1.5%
 $                 2,922,000 Birmingham, AL, IDA, IDRB's (Series 1999), Weekly
                   VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.,
                   LOC), 3.330%, 3/2/2006                                   $   2,922,000
    3,100,000      Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating,
                   Inc.)/(Citibank N.A., New York LOC), 3.390%, 3/2/2006        3,100,000
                       TOTAL                                                    6,022,000
                   Arizona--1.7%
     500,000       Maricopa County, AZ, IDA (Series 2000A), Weekly
                   VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),
                   3.220%, 3/2/2006                                              500,000
    3,000,000  (3) Phoenix, AZ, IDA, PT-479 Weekly VRDNs (Sunset Ranch
                   Apartments)/(FHLMC GTD)/
                   -----------------------------------------------------
                   (FHLMC LIQ), 3.230%, 3/2/2006                                3,000,000
     500,000       Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric
                   Power Co.)/(Bank of New York LOC), 3.220%, 3/1/2006           500,000
    2,700,000      Tempe, AZ, IDA (Series 2002C), Weekly VRDNs
                   (Friendship Village of Tempe)/(LaSalle Bank, N.A.,
                   LOC), 3.190%, 3/2/2006                                       2,700,000
                       TOTAL                                                    6,700,000
                   Arkansas--1.4%
    1,500,000      Arkansas Development Finance Authority (Series
                   1999B), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                   Paribas SA LOC), 3.490%, 3/2/2006                            1,500,000
    1,000,000      Arkansas Development Finance Authority (Series
                   1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                   Paribas SA LOC), 3.490%, 3/2/2006                            1,000,000
    1,000,000      Arkansas Development Finance Authority (Series
                   1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                   Paribas SA LOC), 3.490%, 3/2/2006                            1,000,000
    2,050,000      Arkansas Development Finance Authority (Series
                   2000B), Weekly VRDNs (Riceland Foods,
                   Inc.)/(Wachovia Bank N.A., LOC), 3.490%, 3/2/2006            2,050,000
                       TOTAL                                                    5,550,000
                   Colorado--1.8%
    2,000,000      Adams County, CO, IDB (Series 1993), Weekly VRDNs
                   (Bace Manufacturing, Inc.)/(WestLB AG LOC), 3.400%,
                   3/2/2006                                                     2,000,000
     540,000       Colorado HFA (Series 2000B), Weekly VRDNs (New
                   Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A.,
                   LOC), 3.300%, 3/2/2006                                        540,000
    3,000,000      Denver, CO, City & County Airport Authority (Series
                   2004A), Weekly VRDNs (CDC IXIS Financial Guaranty
                   N.A., INS)/(Bayerische Landesbank (GTD) LIQ),
                   3.220%, 3/1/2006                                             3,000,000
    1,600,000      Thornton, CO (Series 2003), Weekly VRDNs (Kroger
                   Co.)/(U.S. Bank, N.A., LOC), 3.280%, 3/2/2006                1,600,000
                       TOTAL                                                    7,140,000
                           District Of Columbia--1.0%
    4,000,000  (3) District of Columbia HFA (Series 2005 BNY5), Weekly
                   VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New
                   York LIQ), 3.320%, 3/2/2006                                  4,000,000
                   Florida--3.3%
    1,840,000  (3) Escambia County, FL, HFA (Series 2004 FR/RI-L12),
                   Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,
                   Inc. LIQ), 3.280%, 3/2/2006                                  1,840,000
    3,000,000      Greater Orlando, FL, Aviation Authority Weekly VRDNs
                   (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.290%,
                   3/1/2006                                                     3,000,000
    2,866,000  (3) Hillsborough County, FL, Port District, Floater
                   Certificates (Series 2004-1019), Weekly VRDNs
                   (Tampa, FL Port Authority)/(MBIA Insurance Corp.
                   INS)/(Morgan Stanley LIQ), 3.250%, 3/2/2006                  2,866,000
    5,500,000  (3) Lee County, FL, Solid Waste System (Series 2006
                   FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp.
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.280%,
                   3/1/2006                                                     5,500,000
                       TOTAL                                                   13,206,000
                   Georgia--2.3%
    8,000,000      Kennesaw, GA, Development Authority (Series 2004),
                   Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC),
                   3.250%, 3/2/2006                                             8,000,000
    1,250,000      Savannah, GA, EDA (Series 2003C), Weekly VRDNs
                   (Marshes of Skidaway Island)/(BNP Paribas SA LOC),
                   3.230%, 3/2/2006                                             1,250,000
                       TOTAL                                                    9,250,000
                   Illinois--4.9%
    1,875,000      Chicago, IL (Series 2001), Weekly VRDNs (J.M.B.
                   Moesle LLC)/(Harris, N.A., LOC), 3.400%, 3/2/2006            1,875,000
    2,000,000      Chicago, IL (Series 2005D), Weekly VRDNs (FSA
                   INS)/(Dexia Credit Local LIQ), 3.180%, 3/2/2006              2,000,000
    4,975,000      Illinois Development Finance Authority, IDB (Series
                   1997), Weekly VRDNs (Tempco Electric Heater
                   Corp.)/(JPMorgan Chase Bank, N.A., LOC), 3.480%,
                   3/2/2006                                                     4,975,000
    1,000,000      Illinois Development Finance Authority, IDB (Series
                   2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank
                   of New York LOC), 3.280%, 3/2/2006                           1,000,000
    2,630,000      Illinois Development Finance Authority IDB,
                   Adjustable Rate IDRB (Series 1996A), Weekly VRDNs
                   (Nimlok Co.)/(JPMorgan Chase Bank, N.A., LOC),
                   3.480%, 3/2/2006                                             2,630,000
    3,750,000      Illinois Development Finance Authority, MFH (Series
                   1999), Weekly VRDNs (Butterfield Creek Associates
                   LP)/(LaSalle Bank, N.A., LOC), 3.330%, 3/2/2006              3,750,000
    3,000,000      Illinois Development Finance Authority (Series
                   2002), Weekly VRDNs (Kasbergen Family Living
                   Trust)/(Wells Fargo Bank, N.A., LOC), 3.440%,
                   3/2/2006                                                     3,000,000
                       TOTAL                                                   19,230,000
                   Indiana--5.3%
    1,060,000      Carmel, IN (Series 1999), Weekly VRDNs (Telamon
                   Corp.)/(LaSalle Bank, N.A., LOC), 3.350%, 3/2/2006           1,060,000
    1,086,000      Crawfordsville, IN, EDA (Series 1995: Shady Knoll
                   III Apartments), Weekly VRDNs (Pedcor
                   Investments-1994-XXII LP)/(FHLB of Indianapolis
                   LOC), 3.350%, 3/2/2006                                       1,086,000
    1,025,000      Frankfort, IN, EDA (Series 2004), Weekly VRDNs
                   (Wesley Manor, Inc.)/(Key Bank, N.A., LOC), 3.230%,
                   3/2/2006                                                     1,025,000
     810,000       Indiana Development Finance Authority (Series 1996),
                   Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase
                   Bank, N.A., LOC), 3.630%, 3/2/2006                            810,000
    3,000,000      Indiana Development Finance Authority (Series 2004),
                   Weekly VRDNs (Indianapolis Museum of Art,
                   Inc.)/(JPMorgan Chase Bank, N.A., LOC), 3.230%,
                   3/1/2006                                                     3,000,000
    1,500,000      Indiana Development Finance Authority, EDRB (Series
                   2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing
                   LLC)/(Northern Trust Co., Chicago, IL LOC), 3.440%,
                   3/2/2006                                                     1,500,000
    5,200,000      Indiana Health Facility Financing Authority (Series
                   2004), Weekly VRDNs (Riverview Hospital)/(National
                   City Bank, Indiana LOC), 3.210%, 3/2/2006                    5,200,000
     250,000       Lebanon, IN, IDA (Series 1991), Weekly VRDNs (White
                   Castle System)/(JPMorgan Chase Bank, N.A., LOC),
                   3.350%, 3/2/2006                                              250,000
    2,000,000      Miami County, IN (Series 2001: Timberland RV
                   Project), Weekly VRDNs (Timberlodge Real Estate
                   LLC)/(National City Bank, Indiana LOC), 3.320%,
                   3/2/2006                                                     2,000,000
    5,000,000      Whiting, IN, Environmental Facilities Revenue
                   (Series 2005) Daily VRDNs (BP Products North
                   America, Inc.)/(BP PLC GTD), 3.040%, 3/1/2006                5,000,000
                       TOTAL                                                   20,931,000
                   Kansas--0.8%
    2,985,000      Wyandotte County, KS (Series 1999), Weekly VRDNs
                   (Shor-Line)/(U.S. Bank, N.A., LOC), 3.420%, 3/1/2006
                   2,985,000 Kentucky--1.0%
     840,000       Fort Mitchell, KY, IDA, 3.70% TOBs (Motor Inn,
                   Inc.)/(Huntington National Bank, Columbus, OH LOC),
                   Optional Tender 5/1/2006                                      840,000
    1,100,000      Henderson County, KY (Series 1996A), Weekly VRDNs
                   (Gibbs Die Casting Corp.)/(Fifth Third Bank,
                   Cincinnati LOC), 3.490%, 3/2/2006                            1,100,000
    1,369,000      Kenton County, KY (Series 1999), Weekly VRDNs
                   (Packaging Un-limited of Northern Kentucky,
                   Inc.)/(National City Bank, Kentucky LOC), 3.320%,
                   3/2/2006                                                     1,369,000
     800,000       Winchester, KY (Series 1990), Weekly VRDNs (Walle
                   Corp.)/(UBS AG LOC), 3.280%, 3/2/2006                         800,000
                       TOTAL                                                    4,109,000
                   Louisiana--1.5%
    3,350,000      Louisiana Local Government Environmental Facilities
                   Community Development Authority (Series 2004),
                   Weekly VRDNs (The Christ Episcopal Church in
                   Covington)/(SunTrust Bank LOC), 3.240%, 3/1/2006             3,350,000
    2,500,000      New Orleans, LA, IDB (Series 2000), Weekly VRDNs
                   (Home Furnishings Store)/(JPMorgan Chase Bank, N.A.,
                   LOC), 3.430%, 3/2/2006                                       2,500,000
                       TOTAL                                                    5,850,000
                   Maine--0.8%
    3,255,000      Paris, ME (Series 2001), Weekly VRDNs (Maine Machine
                   Products Co.)/(Key Bank, N.A., LOC), 3.350%, 3/2/2006        3,255,000
                   Maryland--0.9%
    1,705,000      Maryland State Community Development Administration
                   (Series 1990B), Weekly VRDNs (Cherry Hill Apartment
                   Ltd.)/(Manufacturers & Traders Trust Co., Buffalo,
                   NY LOC), 3.250%, 3/1/2006                                    1,705,000
    1,640,000      Maryland State Economic Development Corp. (Series
                   1998A-Catterton Printing Company Facility), Weekly
                   VRDNs (Sky II LLC)/(Manufacturers & Traders Trust
                   Co., Buffalo, NY LOC), 3.430%, 3/7/2006                      1,640,000
     330,000       Maryland State Economic Development Corp. (Series
                   1998B), Weekly VRDNs (Catterton Printing Co.
                   Facility)/(Manufacturers & Traders Trust Co.,
                   Buffalo, NY LOC), 3.430%, 3/7/2006                            330,000
                       TOTAL                                                    3,675,000
                   Massachusetts--0.0%
     150,000       Massachusetts State Development Finance Agency
                   (Series 2002A), Weekly VRDNs (Assumption
                   College)/(Bank of New York LOC), 3.190%, 3/1/2006             150,000
                   Minnesota--1.9%
    5,000,000  (3) Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs
                        (Northern States Power Co., MN)/
                   -----------------------------------------------------
                   (Lehman Brothers Holdings, Inc. SWP), 3.380%,
                   3/2/2006                                                     5,000,000
     970,000       Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs
                   (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A.,
                   Minnesota LOC), 3.400%, 3/2/2006                              970,000
     420,000       Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells
                   Fargo Bank, N.A., Minnesota LOC), 3.400%, 3/2/2006            420,000
    1,305,000      Red Wing, MN, Port Authority (Series 1998), Weekly
                        VRDNs (Food Service Specialties)/
                   -----------------------------------------------------
                   (Wells Fargo Bank, N.A., Minnesota LOC), 3.400%,
                   3/2/2006                                                     1,305,000
                       TOTAL                                                    7,695,000
                   Mississippi--0.4%
    1,500,000      Mississippi Regional Housing Authority No. II
                   (Series 2000), 3.30% TOBs (Terrace Park
                   Apartments)/(First Tennessee Bank, N.A., LOC),
                   Optional Tender 5/1/2006                                     1,500,000
                   Missouri--1.3%
    5,000,000      Southwest City, MO, IDA (Series 2005), Weekly VRDNs
                   (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A., LOC),
                   3.390%, 3/2/2006                                             5,000,000
                   Multi State--4.9%
    1,877,500  (3) BNY Municipal Certificates Trust (Series 2002-BNY1),
                   Weekly VRDNs (Bank of New York LIQ)/(Bank of New
                   York LOC), 3.320%, 3/1/2006                                  1,877,500
    12,000,000 (3) Charter Mac Floater Certificates Trust I (Nat-5
                   Series), Weekly VRDNs (MBIA Insurance Corp.
                   INS)/(Bank of America N.A., Bayerische Landesbank
                   (GTD), Dexia Credit Local, KBC Bank N.V. Landesbank
                   Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC,
                   London and State Street Bank and Trust Co. LIQs),
                   3.280%, 3/2/2006                                            12,000,000
    1,931,000  (3) Clipper Tax-Exempt Certificates Trust
                   (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA
                   COL)/(State Street Bank and Trust Co. LIQ), 3.380%,
                   3/2/2006                                                     1,931,000
    3,479,000  (3) Clipper Tax-Exempt Certificates Trust
                   (Multistate-AMT)/(Series 2005-19), Weekly VRDNs
                   (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.330%,
                   3/2/2006                                                     3,479,000
                       TOTAL                                                   19,287,500
                   New Hampshire--1.0%
    4,000,000      New Hampshire Business Finance Authority, PCR Bonds
                   (1990 Series A), 3.15% CP (New England Power Co.),
                   Mandatory Tender 3/9/2006                                    4,000,000
                   New Mexico--3.8%
    15,142,871     New Mexico Mortgage Finance Authority (Series 2005),
                   4.57% TOBs (Trinity Plus Funding Co. LLC), Mandatory
                   Tender 3/1/2006                                             15,142,871
                   North Carolina--2.7%
    10,700,000     North Carolina Capital Facilities Finance Agency
                   (Series 2004), Daily VRDNs (Republic Services,
                   Inc.)/(SunTrust Bank LOC), 3.010%, 3/1/2006                 10,700,000
                   North Dakota--0.9%
     300,000       Fargo, ND (Series 1997), Weekly VRDNs (Owen
                   Industries, Inc.)/(Wells Fargo Bank, N.A., LOC),
                   3.230%, 3/2/2006                                              300,000
    3,410,000      Grand Forks, ND (Series 1999), Weekly VRDNs (LM
                   Glasfiber North Dakota, Inc.)/(Wells Fargo Bank,
                   N.A., Minnesota LOC), 3.330%, 3/2/2006                       3,410,000
                       TOTAL                                                    3,710,000
                   Ohio--14.4%
    1,555,000      Clermont County, OH, Variable Rate IDRB's (Series
                   1997), Weekly VRDNs (Buriot International,
                   Inc.)/(PNC Bank, N.A., LOC), 3.300%, 3/1/2006                1,555,000
    1,035,000      Elyria, OH, 4.00% BANs, 7/20/2006                            1,039,546
    1,565,000      Fairborn, OH, 4.00% BANs, 6/28/2006                          1,571,053
    6,000,000      Gallia County, OH Local School District, School
                   Improvement Notes, 4.50% BANs, 6/15/2006                     6,018,892
    2,530,000      Hamilton County, OH (Series 2000A), Weekly VRDNs
                        (Deaconess Long Term Care, Inc.)/
                   -----------------------------------------------------
                   (LaSalle Bank, N.A., LOC), 3.230%, 3/1/2006                  2,530,000
    1,750,000      Hamilton County, OH (Series 2005B), Weekly VRDNs
                   (Episcopal Retirement Homes, Inc.)/
                   -----------------------------------------------------
                   (Key Bank, N.A., LOC), 3.200%, 3/2/2006                      1,750,000
    6,000,000      Huber Heights, OH, IDR (Series 1999), Weekly VRDNs
                   (Paxar Corp.)/(SunTrust Bank LOC), 3.240%, 3/1/2006          6,000,000
    1,180,000      Kirtland, OH, 3.15% BANs, 7/27/2006                          1,180,928
    8,305,000      Lorain Port Authority, OH, IDRB (Series 1996),
                   Weekly VRDNs (Brush Wellman, Inc.)/
                   -----------------------------------------------------
                   (JPMorgan Chase Bank, N.A., LOC), 3.430%, 3/2/2006           8,305,000
    2,000,000      Mahoning County, OH, IDA (Series 1999), Weekly VRDNs
                         (Modern Builders Supply, Inc.)/
                   -----------------------------------------------------
                   (PNC Bank, N.A., LOC), 3.320%, 3/2/2006                      2,000,000
    1,500,000      Massillon, OH, 3.76% BANs, 11/14/2006                        1,504,200
    1,267,000      Morrow County, OH, 4.00% BANs, 7/18/2006                     1,271,921
    1,380,000      Ohio State Higher Educational Facilities Commission,
                   Pooled Financing (Series 2003A), Weekly VRDNs (Fifth
                   Third Bank, Cincinnati LOC), 3.270%, 3/2/2006                1,380,000
     215,000       Ohio State, IDR (Series 1991), Weekly VRDNs (Standby
                   Screw, Inc.)/(National City Bank, Ohio LOC), 3.280%,
                   3/1/2006                                                      215,000
    2,462,000      Pataskala, OH, 4.00% BANs, 8/31/2006                         2,473,400
    1,300,000      Perrysburg, OH, 3.65% BANs, 11/9/2006                        1,303,488
    2,310,000      Richland County, OH, 4.25% BANs, 11/7/2006                   2,324,909
    2,000,000      Rossford, OH, 4.00% BANs, 6/15/2006                          2,005,352
     420,000       Summit County, OH, IDA (Series 1999), Weekly VRDNs
                   (Waltco Truck Equipment)/(Svenska Handelsbanken,
                   Stockholm LOC), 3.330%, 3/2/2006                              420,000
    4,000,000      Toledo-Lucas County, OH, Port Authority, Airport
                   Development Revenue Bonds (Series 1996-1), Weekly
                   VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank
                   NV, Amsterdam LOC), 3.280%, 3/2/2006                         4,000,000
    4,425,000      Trumbull County, OH Sewer District, 3.75% BANs,
                   4/4/2006                                                     4,428,807
    2,500,000      Union County, OH, 3.20% BANs, 6/7/2006                       2,500,000
    1,000,000      Wauseon, OH, 3.80% BANs, 8/30/2006                           1,002,903
     398,000       Williams County, OH, 3.75% BANs, 5/4/2006                     398,439
                       TOTAL                                                   57,178,838
                   Oklahoma--1.6%
    2,000,000      Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell
                   Creameries)/(JPMorgan Chase Bank, N.A., LOC),
                   3.480%, 3/2/2006                                             2,000,000
    2,500,000      Oklahoma Development Finance Authority (Series
                   2002B), Weekly VRDNs (ConocoPhillips), 3.360%,
                   3/1/2006                                                     2,500,000
    2,000,000      Oklahoma Development Finance Authority (Series
                        2003), 3.45% TOBs (ConocoPhillips
                   Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006         2,000,000
                       TOTAL                                                    6,500,000
                   Oregon--0.5%
    1,000,000      Oregon State (Series 194), Weekly VRDNs (Tillamook
                   County Creamery Association)/(BNP Paribas SA LOC),
                   3.440%, 3/2/2006                                             1,000,000
    1,000,000      Oregon State (Series 195), Weekly VRDNs (Columbia
                   River Processing, Inc.)/(BNP Paribas SA LOC),
                   3.440%, 3/2/2006                                             1,000,000
                       TOTAL                                                    2,000,000
                   Pennsylvania--2.6%
     895,000       McKean County, PA, IDA (Series 1997), Weekly VRDNs
                         (Keystone Powdered Metal Co.)/
                   -----------------------------------------------------
                   (PNC Bank, N.A., LOC), 3.450%, 3/2/2006                       895,000
    2,000,000      Pennsylvania EDFA, Wastewater Treatment Revenue
                   Refunding Bonds (Series 2004B), Weekly VRDNs
                   (Sunoco, Inc.), 3.370%, 3/1/2006                             2,000,000
    3,700,000      Philadelphia, PA, IDA Weekly VRDNs (30th Street Ltd.
                   LP)/(MBIA Insurance Corp. INS)/(Royal Bank of
                   Scotland PLC, Edinburgh LIQ), 3.200%, 3/1/2006               3,700,000
    3,700,000      Philadelphia, PA (Series A of 2005-2006), 4.00%
                   TRANs, 6/30/2006                                             3,714,690
                       TOTAL                                                   10,309,690
                   South Carolina--1.8%
    2,200,000      Berkeley County, SC, IDB, Weekly VRDNs (Nucor
                   Corp.), 3.280%, 3/1/2006                                     2,200,000
    3,800,000      Berkeley County, SC, IDB (Series 1998), Weekly VRDNs
                   (Nucor Corp.), 3.280%, 3/1/2006                              3,800,000
     860,000       South Carolina, EDA (Series 2005A), Weekly VRDNs
                        (Oconee Memorial Hospital, Inc.)/
                   -----------------------------------------------------
                   (Radian Asset Assurance INS)/(RBC Centura Bank LIQ),
                   3.240%, 3/2/2006                                              860,000
     185,000       South Carolina, EDA, EDRB (Series 1994), Weekly
                   VRDNs (Carolina Cotton Works, Inc.)/
                   -----------------------------------------------------
                   (Branch Banking & Trust Co., Winston-Salem LOC),
                   3.280%, 3/2/2006                                              185,000
                       TOTAL                                                    7,045,000
                   South Dakota--3.8%
    15,000,000 (3) Clipper Tax-Exempt Certificates Trust (South
                   Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South
                   Dakota Housing Development Authority)/(State Street
                   Bank and Trust Co. LIQ), 3.270%, 3/2/2006                   15,000,000
                   Tennessee--1.8%
    1,300,000      Franklin County, TN, IDB (Series 1997), Weekly VRDNs
                   (Hi-Tech)/(Regions Bank, Alabama LOC), 3.300%,
                   3/1/2006                                                     1,300,000
     200,000       Hamilton County, TN, IDB, Weekly VRDNs (Pavestone
                   Co.)/(JPMorgan Chase Bank, N.A., LOC), 3.480%,
                   3/2/2006                                                      200,000
    2,500,000      Jackson, TN, IDB (Series 1999), Weekly VRDNs (Bobrick
                   Washroom Equipment)/(Amsouth Bank N.A.,
                   Birmingham, AL LOC), 3.480%, 3/2/2006                        2,500,000
     150,000       Knox County, TN, IDB (Series 1996), Weekly VRDNs
                   (Health Ventures, Inc.)/(SunTrust Bank LOC), 3.240%,
                   3/1/2006                                                      150,000
    3,100,000      Union City, TN, IDB (Series 1995), Weekly VRDNs
                   (Kohler Co.)/(Wachovia Bank N.A., LOC), 3.350%,
                   3/2/2006                                                     3,100,000
                       TOTAL                                                    7,250,000
                   Texas--16.6%
    4,800,000  (3) Bexar County, TX Housing Finance Corp., PT-2596
                   Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch &
                   Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.310%,
                   3/2/2006                                                     4,800,000
     985,000   (3) Dallas-Fort Worth, TX International Airport, Roaring
                   Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA
                   Insurance Corp. INS) and Bank of New York LIQs),
                   3.330%, 3/2/2006                                              985,000
    9,000,000      East Texas Housing Finance Corp. (Series 2002),
                   Weekly VRDNs (The Park at Shiloh
                   Apartments)/(Wachovia Bank N.A., LOC), 3.290%,
                   3/2/2006                                                     9,000,000
    7,995,000  (3) Garland, TX, Roaring Forks (Series 2005-2), Weekly
                   VRDNs (FSA INS)/(Bank of New York LIQ), 3.260%,
                   3/2/2006                                                     7,995,000
    8,700,000      Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds
                   (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.040%,
                   3/1/2006                                                     8,700,000
    5,200,000      Gulf Coast, TX, Waste Disposal Authority (Series
                   1994), Daily VRDNs (BP Amoco Corp.), 3.040%, 3/1/2006        5,200,000
    5,800,000      Houston, TX, Higher Education Finance Corp. (Series
                   2003A), Tierwester Oaks and Richfield Manor Weekly
                   VRDNs (Houston Student Housing LLC)/(Bank of New
                   York LOC), 3.100%, 3/1/2006                                  5,800,000
    4,730,000      Houston, TX, Housing Finance Corp. (Series 2005),
                   Weekly VRDNs (Fairlake Cove Apartments)/(Citibank
                   N.A., New York LOC), 3.320%, 3/1/2006                        4,730,000
    5,000,000      Port Arthur Navigation District, TX, IDC (Series
                   2000), Weekly VRDNs (Air Products & Chemicals,
                   Inc.), 3.300%, 3/1/2006                                      5,000,000
    5,460,000  (3) Port of Houston, TX, Roaring Forks (Series 2005-24),
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New
                   York LIQ), 3.330%, 3/2/2006                                  5,460,000
    5,000,000      Texas State Department of Housing & Community
                   Affairs (Series 2005A), Weekly VRDNs (FSA
                   INS)/(DePfa Bank PLC LIQ), 3.220%, 3/2/2006                  5,000,000
    3,295,000  (3) Texas State Department of Housing & Community
                   Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs
                   (GNMA COL)/(Wachovia Bank N.A., LIQ), 3.280%,
                   3/1/2006                                                     3,295,000
                       TOTAL                                                   65,965,000
                   Utah--0.6%
    2,500,000      West Jordan, UT (Series 1999), Weekly VRDNs (Penco
                   Products, Inc.)/(Key Bank, N.A., LOC), 3.280%,
                   3/2/2006                                                     2,500,000
                   Virginia--2.2%
    1,250,000  (3) ABN AMRO MuniTOPS Certificates Trust (Virginia
                   Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk, VA
                   Water Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.200%, 3/2/2006                             1,250,000
    6,500,000      Henrico County, VA, EDA (Series 2000), Weekly VRDNs
                          (White Oak Semiconductor LP)/
                   -----------------------------------------------------
                   (Citibank N.A., New York LOC), 3.250%, 3/1/2006              6,500,000
     945,000       Portsmouth, VA, Redevelopment and Housing Authority
                   (Series 2000), Weekly VRDNs (Yorkshire Square
                   Townhouse Apartments)/(SunTrust Bank LOC), 3.240%,
                   3/1/2006                                                      945,000
                       TOTAL                                                    8,695,000
                   Washington--5.2%
    5,305,000  (3) Clark County, WA Public Utilities District No. 001,
                   MERLOTS (Series 2001-A116), 3.35% TOBs (FSA
                   INS)/(Wachovia Bank N.A., LIQ), Optional Tender
                   11/9/2006                                                    5,305,000
    5,665,000      Washington State Economic Development Finance
                   Authority (Series 2005B), Weekly VRDNs (Harold LeMay
                   Enterprises, Inc.)/(Bank of America N.A., LOC),
                   3.230%, 3/1/2006                                             5,665,000
    2,000,000      Washington State Housing Finance Commission (Series
                   1995), Weekly VRDNs (Heatherstone Apartments,
                   LP)/(U.S. Bank, N.A., LOC), 3.310%, 3/2/2006                 2,000,000
    2,575,000      Washington State Housing Finance Commission (Series
                   1996A: Pacific Inn Apartments), Weekly VRDNs
                   (225-112th NE LP)/(U.S. Bank, N.A., LOC), 3.280%,
                   3/2/2006                                                     2,575,000
    2,250,000      Washington State Housing Finance Commission (Series
                   1998A: Oxford Square Apartments), Weekly VRDNs
                   (Oxford Housing LP)/(U.S. Bank, N.A., LOC), 3.280%,
                   3/2/2006                                                     2,250,000
    3,000,000      Washington State Housing Finance Commission (Series
                   2005 B), Weekly VRDNs (Forest Ridge School of the
                   Sacred Heart)/(Key Bank, N.A., LOC), 3.220%, 3/2/2006        3,000,000
                       TOTAL                                                   20,795,000
                   West Virginia--1.0%
    4,000,000      Grant County, WV, County Commission, Solid Waste
                   Disposal Revenue Bonds (Series 1996), 3.17% CP
                   (Virginia Electric & Power Co.), Mandatory Tender
                   3/9/2006                                                     4,000,000
                   Wisconsin--2.3%
    2,000,000      Combined Locks, WI, Development Revenue Bonds
                   (Series 1997), Weekly VRDNs (Appleton
                   Papers)/(LaSalle Bank, N.A., LOC), 3.430%, 3/2/2006          2,000,000
    3,715,000      Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson
                   Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee
                   LOC), 3.340%, 3/2/2006                                       3,715,000
     500,000       Marshfield, WI (Series 1993), Weekly VRDNs (Building
                   Systems, Inc.)/(JPMorgan Chase Bank, N.A., LOC),
                   3.630%, 3/2/2006                                              500,000
    2,925,000      Mukwonago, WI (Series 1999), Weekly VRDNs (Empire
                   Level)/(Marshall & Ilsley Bank, Milwaukee LOC),
                   3.340%, 3/2/2006                                             2,925,000
                       TOTAL                                                    9,140,000
                           TOTAL INVESTMENTS --- 99.5%
                       (AT AMORTIZED COST)(4)                                  395,466,899
                       OTHER ASSETS AND LIABILITIES --- NET --- 0.5%            1,789,314
                       TOTAL NET ASSETS --- 100%                            $  397,256,213

===========================================================================================

       Securities that are subject to the federal alternative minimum tax (AMT) represent 76.9% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At February 28, 2006, the portfolio securities were rated as follows:

       Tier Rating Percentages Based on Total Market Value
       First Tier    Second
                     Tier
       -------------------------
       -------------------------
       95.06%        4.94%
       -------------------------

     2 Current rate and next reset date shown on variable rate demand notes.

     3 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $85,583,500 which represents 21.5% of total net assets.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

    Investment Valuation
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.

    The following acronyms are used throughout this portfolio:

   AMT       --Alternative Minimum Tax
   BANs      --Bond Anticipation Notes
   COL       --Collateralized
   CP        --Commercial Paper
   EDA       --Economic Development Authority
   EDFA      --Economic Development Financing Authority
   EDRB      --Economic Development Revenue Bonds
   FHLB      --Federal Home Loan Bank
   FHLMC     --Federal Home Loan Mortgage Corporation
   FNMA      --Federal National Mortgage Association
   FSA       --Financial Security Assurance
   GNMA      --Government National Mortgage Association
   GTD       --Guaranteed
   HFA       --Housing Finance Authority
   IDA       --Industrial Development Authority
   IDB       --Industrial Development Bond
   IDC       --Industrial Development Corporation
   IDR       --Industrial Development Revenue
   IDRB      --Industrial Development Revenue Bond
   INS       --Insured
   LIQ       --Liquidity Agreement
   LOC       --Letter of Credit
   MERLOTS   --Municipal Exempt Receipts -- Liquidity Optional Tender
             Series
   MFH       --Multi-Family Housing
   PCR       --Pollution Control Revenue
   SWP       --Swap Agreement
   TOBs      --Tender Option Bonds
   TOPS      -- Trust Obligation Participating Securities
   TRANs     --Tax and Revenue Anticipation Notes
   VRDNs     --Variable Rate Demand Notes






PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

    Principal
     Amount                                                                              Value

                          ASSET-BACKED SECURITIES--1.6%
                           Finance - Automotive--1.4%
 $ 20,000,000  (1,2)   Capital Auto Receivables Asset Trust 2006-1, Class
                       A1, 4.642%, 2/15/2007                                    $     20,000,000
   21,717,931          CarMax Auto Owner Trust 2005-3, Class A1, 4.446%,
                       12/15/2006                                                     21,717,931
   15,000,000  (1,2)   Ford Credit Auto Owner Trust 2006-A, Class A1,
                       4.724%, 11/15/2006                                             15,000,000
    2,313,419          GS Auto Loan Trust 2005-1, Class A1, 3.848%,
                       8/15/2006                                                       2,313,419
                       TOTAL                                                          59,031,350
                       Finance - Equipment--0.2%
    6,325,307          CNH Equipment Trust 2005-B, Class A1, 3.908%,
                       10/6/2006                                                       6,325,307
     220,319           GE Commercial Equipment Financing LLC, Series
                       2005-1, Class A1, 3.423%, 6/20/2006                              220,319
     988,213           John Deere Owner Trust 2005-A, Class A1, 3.396%,
                       6/15/2006                                                        988,213
                       TOTAL                                                           7,533,839
                       TOTAL ASSET-BACKED SECURITIES                                  66,565,189

                          CERTIFICATES OF DEPOSIT--8.9%
                       Banking--8.9%
   20,000,000          BNP Paribas SA, 4.425%, 3/13/2006                              20,000,000
    5,000,000          Barclays Bank PLC, 4.752%, 10/17/2006                           5,000,077
   66,000,000          Calyon, Paris, 3.950% - 4.750%, 7/14/2006 -
                       10/26/2006                                                     66,000,000
   10,000,000          Citibank NA, New York, 4.450%, 3/21/2006                       10,000,000
   12,200,000          Credit Suisse, Zurich, 4.920%, 2/5/2007                        12,200,000
   10,000,000          DePfa Bank PLC, 4.580%, 4/25/2006                              10,000,000
   10,000,000          Dexia Bank, Belgium, 4.305%, 9/29/2006                          9,971,988
   25,000,000          Huntington National Bank, Columbus, OH, 4.400%,
                       3/2/2006                                                       25,000,000
   10,000,000          Royal Bank of Canada, Montreal, 4.710%, 5/22/2006              10,000,112
   75,000,000          Royal Bank of Scotland PLC, Edinburgh, 4.397% -
                       4.850%, 10/4/2006 - 1/30/2007                                  74,999,422
   45,000,000          Societe Generale, Paris, 4.760% - 4.785%,
                       10/27/2006                                                     45,000,483
   48,000,000          Svenska Handelsbanken, Stockholm, 3.885% - 4.045%,
                       7/5/2006 - 7/26/2006                                           48,000,872
   23,000,000          UBS AG, 4.550%, 3/31/2006                                      23,000,000
   25,000,000          Wilmington Trust Co., 4.590%, 4/3/2006                         25,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                  384,172,954

                       COLLATERALIZED LOAN AGREEMENTS--23.9%
                       Banking--11.7%
   100,000,000         Credit Suisse First Boston LLC, 4.683%, 3/1/2006               100,000,000
   100,000,000         Deutsche Bank Securities, Inc., 4.693%, 3/1/2006               100,000,000
   50,000,000          Fortis Bank SA/NV, 4.613%, 3/1/2006                            50,000,000
   50,000,000          Greenwich Capital Markets, Inc., 4.688%, 3/1/2006              50,000,000
   50,000,000          IXIS Financial Products Inc., 4.663%, 3/1/2006                 50,000,000
   100,000,000         J.P. Morgan Securities, Inc., 4.673%, 3/1/2006                 100,000,000
   50,000,000          WestLB AG, 4.663%, 3/1/2006                                    50,000,000
                       TOTAL                                                          500,000,000
                                Brokerage--12.2%
   75,000,000          Bear Stearns & Co., Inc., 4.683%, 3/1/2006                     75,000,000
   125,000,000         Citigroup Global Markets, Inc., 4.663%, 3/1/2006               125,000,000
   75,000,000          Goldman Sachs & Co., 4.633%, 3/1/2006                          75,000,000
   90,000,000          Lehman Brothers, Inc., 4.713%, 3/1/2006                        90,000,000
   83,000,000          Merrill Lynch & Co., Inc., 4.713%, 3/1/2006                    83,000,000
   50,000,000          Merrill Lynch, Pierce, Fenner and Smith, 4.660%,
                       3/1/2006                                                       50,000,000
   25,000,000          Morgan Stanley & Co., Inc., 4.663%, 3/1/2006                   25,000,000
                       TOTAL                                                          523,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                          1,023,000,000

                           COMMERCIAL PAPER--16.3%(3)
                             Aerospace / Auto--1.2%
   25,600,000  (1,2)   Nissan Motor Acceptance Corp., (Nissan Motor Co.,
                       Ltd. SA), 4.580% - 4.600%, 3/6/2006 - 3/27/2006                25,528,650
   28,200,000  (1,2)   Volkswagen of America, Inc., (GTD by Volkswagen
                       AG), 4.580% - 4.590%, 3/20/2006 - 3/24/2006                    28,119,519
                       TOTAL                                                          53,648,169
                       Banking--5.0%
   15,000,000          DePfa Bank PLC, 4.620%, 5/9/2006                               14,867,175
   46,000,000          HBOS Treasury Services PLC, 4.330% - 4.400%,
                       3/20/2006 - 3/28/2006                                          45,883,925
   20,000,000  (1,2)   KBC Financial Products International Ltd., (GTD by
                       KBC Bank N.V.), 4.430%, 3/28/2006                              19,933,550
   25,595,000  (1,2)   Long Lane Master Trust IV, (Bank of America N.A.
                       SWP), 4.560%, 7/12/2006                                        25,163,810
   76,894,000  (1,2)   Picaros Funding LLC, (GTD by KBC Bank N.V.),
                       4.270% - 4.660%, 4/6/2006 - 7/10/2006                          76,211,274
   35,000,000          Westpac Trust Securities NZ Ltd., (GTD by Westpac
                       Banking Corp. Ltd., Sydney), 4.410%, 3/21/2006                 34,914,250
                       TOTAL                                                          216,973,984
                               Conglomerate--0.1%
    3,300,000          Textron Financial Corp., (Textron Inc. SA),
                       4.590%, 3/27/2006                                               3,289,061
                             Consumer Products--0.9%
   41,200,000  (1,2)   Fortune Brands, Inc., 4.580% - 4.720%, 3/6/2006 -
                       4/24/2006                                                      40,948,604
                       Finance - Automotive--5.1%
   22,000,000          DaimlerChrysler North America Holding Corp.,
                       4.540% - 4.590%, 3/6/2006 - 3/14/2006                          21,965,589
    5,000,000          DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1
                       Series, 4.620%, 5/9/2006                                        4,955,725
   45,050,000          FCAR Auto Loan Trust, A1/P1 Series, 4.390% -
                       4.600%, 3/28/2006 - 7/17/2006                                  44,685,843
   150,000,000         FCAR Auto Loan Trust, A1+/P1 Series, 4.410% -
                       4.590%, 3/15/2006 - 4/17/2006                                  149,438,771
                       TOTAL                                                          221,045,928
                           Finance - Commercial--0.9%
   40,000,000          CIT Group, Inc., 4.620%, 5/12/2006                             39,630,400
                             Finance - Retail--1.1%
   20,000,000  (1,2)   Compass Securitization LLC, 4.400%, 3/15/2006                  19,965,778
   28,000,000  (1,2)   Paradigm Funding LLC, 4.530%, 3/10/2006                        27,968,290
                       TOTAL                                                          47,934,068
                           Finance - Securities--1.1%
   15,000,000  (1,2)   Grampian Funding LLC, 4.590% - 4.650%, 5/16/2006 -
                       7/21/2006                                                      14,769,867
   10,000,000  (1,2)   Scaldis Capital LLC, 4.650%, 5/15/2006                          9,903,125
   24,000,000  (1,2)   Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                       4.420% - 4.525%, 3/28/2006 - 5/17/2006                         23,854,269
                       TOTAL                                                          48,527,261
                       Machinery, Equipment, Auto--0.2%
    6,900,000          John Deere Capital Corp., (Deere & Co. SA),
                       4.600%, 3/20/2006                                               6,883,248
                       Retail--0.7%
   28,800,000  (1,2)   Federated Retail Holdings, Inc., (GTD by Federated
                       Department Stores, Inc.), 4.520%, 3/13/2006                    28,756,608
                       TOTAL COMMERCIAL PAPER                                         707,637,331

                              CORPORATE BONDS--0.5%
                       Finance - Automotive--0.0%
     500,000           DaimlerChrysler North America Holding Corp.,
                       6.400%, 5/15/2006                                                501,588
                             Finance - Retail--0.5%
   19,290,000          Countrywide Home Loans, Inc., 4.640% - 4.688%,
                       3/29/2006 - 4/12/2006                                          19,292,252
                       TOTAL CORPORATE BONDS                                          19,793,840

                              CORPORATE NOTES--1.3%
                           Finance - Securities--1.3%
    3,000,000  (1,2)   Beta Finance, Inc., 4.010%, 7/25/2006                           3,000,000
   30,000,000  (1,2)   K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007             30,000,000
   22,000,000  (1,2)   Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                       4.150% - 4.910%, 1/26/2007 - 8/8/2006                          22,000,000
                       TOTAL CORPORATE NOTES                                          55,000,000

                            LOAN PARTICIPATION--1.1%
                             Finance - Retail--1.1%
   45,000,000          Countrywide Home Loans, Inc., 4.560%, 3/2/2006                 45,000,000

                           NOTES - VARIABLE--38.1%(4)
                       Banking--18.7%
    5,060,000          35 N. Fourth Street Ltd., Series 2000, (Huntington
                       National Bank, Columbus, OH LOC), 4.880%, 3/2/2006              5,060,000
    2,475,000          6380 Brackbill Associates LP, Series 2000,
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC), 4.670%, 3/3/2006                                          2,475,000
   14,125,000          Alabama Incentives Financing Authority, Series
                       1999-C, (Wachovia Bank N.A. LOC), 4.590%, 3/2/2006             14,125,000
    4,049,000          American Health Care Centers, Inc., (Series 1998),
                       (FirstMerit Bank, N.A. LOC), 4.620%, 3/2/2006                   4,049,000
    4,500,000          American Manufacturing Co., Inc., (Wachovia Bank
                       N.A. LOC), 4.720%, 3/2/2006                                     4,500,000
   68,000,000  (1,2)   BNP Paribas SA, 4.550%, 3/27/2006                              68,000,000
    3,900,000          BW Capps & Son, Inc., (Columbus Bank and Trust
                       Co., GA LOC), 4.660%, 3/2/2006                                  3,900,000
   40,000,000          Barclays Bank PLC, 4.510% - 4.512%, 3/6/2006 -
                       3/9/2006                                                       39,998,151
     860,000           BeMacs Service, Inc., (Wachovia Bank N.A. LOC),
                       4.620%, 3/3/2006                                                 860,000
    6,090,000          Bond Holdings LP, (Wachovia Bank N.A. LOC),
                       4.620%, 3/3/2006                                                6,090,000
     840,000           Boozer Lumber Co., (Wachovia Bank N.A. LOC),
                       4.770%, 3/3/2006                                                 840,000
     600,000           C.W. Caldwell, Inc., Sweetbriar Assisted Living
                       Facility, Project, (Huntington National Bank,
                       Columbus, OH LOC), 4.880%, 3/2/2006                              600,000
    7,710,000          Callaway Gardens Resort, Inc., (Columbus Bank and
                       Trust Co., GA LOC), 4.880%, 3/2/2006                            7,710,000
    2,321,000          Capital One Funding Corp., (JPMorgan Chase Bank,
                       N.A. LOC), 4.580%, 3/2/2006                                     2,321,000
     475,000           Carpenter, Thomas E., (Series 1998), (Huntington
                       National Bank, Columbus, OH LOC), 4.800%, 3/2/2006               475,000
    6,535,000          Central Penn, Inc., (Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC), 4.670%, 3/3/2006                         6,535,000
    4,735,000          Columbus, GA Development Authority, Woodmont
                       Properties, LLC, Series 2000, (Columbus Bank and
                       Trust Co., GA LOC), 4.620%, 3/2/2006                            4,735,000
    2,885,000          Crane Plastics Siding LLC, Series 2000, (JPMorgan
                       Chase Bank, N.A. LOC), 4.620%, 3/2/2006                         2,885,000
   15,000,000          Credit Suisse, Zurich, 4.570%, 4/17/2006                       15,000,000
     930,000           Damascus Co. Ltd., (Series 1998), (Huntington
                       National Bank, Columbus, OH LOC), 4.800%, 3/2/2006               930,000
   10,000,000  (1,2)   DePfa Bank PLC, 4.501%, 3/15/2006                              10,000,000
    2,200,000          Dewberry III LP, (Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC), 4.620%, 3/1/2006                         2,200,000
    2,625,000          Engle Printing & Publishing, Series 2001,
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC), 4.670%, 3/3/2006                                          2,625,000
    5,655,000          Frank Parsons Paper Co., Inc., SERIES 1999,
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC), 4.670%, 3/3/2006                                          5,655,000
    6,230,000          Gannett Fleming, Inc., Series 2001, (Manufacturers
                       & Traders Trust Co., Buffalo, NY LOC), 4.670%,
                       3/3/2006                                                        6,230,000
    6,300,000          Gervais Street Associates, (Series 1998),
                       (Wachovia Bank N.A. LOC), 4.620%, 3/1/2006                      6,300,000
     585,000           Gettysburg Area IDA, Hanover Lantern, Inc. Project
                       (Series 1998-B), (Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC), 4.670%, 3/1/2006                          585,000
    1,925,000          Graywood Farms LLC, (Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC), 4.670%, 3/3/2006                         1,925,000
    2,735,000          Great Southern Wood, Inc., (Wachovia Bank N.A.
                       LOC), 4.670%, 3/3/2006                                          2,735,000
   20,000,000          Greenwich Capital Holdings, Inc., (GTD by Royal
                       Bank of Scotland PLC, Edinburgh), 4.530%, 3/7/2006             20,000,000
    6,975,000          Grob Systems, Inc., (Series 1998 & 1999), (Fifth
                       Third Bank, Cincinnati LOC), 4.570%, 3/2/2006                   6,975,000
   69,000,000  (1,2)   HBOS Treasury Services PLC, 4.540% - 4.840%,
                       3/9/2006 - 5/22/2006                                           69,000,000
   55,000,000          HBOS Treasury Services PLC, 4.569% - 4.620%,
                       3/1/2006 - 3/24/2006                                           55,000,000
     950,000           Hanna Steel Corp., (Wachovia Bank N.A. LOC),
                       4.720%, 3/3/2006                                                 950,000
    4,505,000          Hodges Bonded Warehouse, Inc., Teague Warehouse
                       Project, (Columbus Bank and Trust Co., GA LOC),
                       4.570%, 3/2/2006                                                4,505,000
    3,225,000          Iowa 80 Group, Inc., Series 2001, (Wells Fargo
                       Bank, N.A. LOC), 4.510%, 3/1/2006                               3,225,000
    7,610,000          Jackson-Rime Development Co. I, Series 2002,
                       (First Commercial Bank, Birmingham, AL LOC),
                       4.590%, 3/2/2006                                                7,610,000
    2,290,000          Lake Sherwood Senior Living Center LLC, (Regions
                       Bank, Alabama LOC), 4.660%, 3/2/2006                            2,290,000
   50,000,000   (1)    MONET Trust, Series 2000-1 Class A-2, (Dresdner
                       Bank AG, Frankfurt SWP), 4.589%, 3/28/2006                     50,000,000
    3,660,000          Mack Industries, Inc., (Series 1998), (Huntington
                       National Bank, Columbus, OH LOC), 4.880%, 3/2/2006              3,660,000
    2,925,000          Maryland State Economic Development Corp., CWI
                       Limited Partnership, (Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC), 4.670%, 3/3/2006                   2,925,000
    4,020,000          Maryland State Economic Development Corp., Human
                       Genome Sciences Series 1999A, (Manufacturers &
                       Traders Trust Co., Buffalo, NY LOC), 4.670%,
                       3/7/2006                                                        4,020,000
   50,000,000          Maryland State Economic Development Corp., Series
                       2001A Human Genome Sciences, (Manufacturers &
                       Traders Trust Co., Buffalo, NY LOC), 4.670%,
                       3/7/2006                                                       50,000,000
    3,955,000          Memphis, TN Center City Revenue Finance Corp.,
                       South Bluffs Project (Series1998-A), (National
                       Bank of Commerce, Memphis, TN LOC), 5.070%,
                       3/2/2006                                                        3,955,000
    5,000,000  (1,2)   National Australia Bank Ltd., Melbourne, 4.536%,
                       3/7/2006                                                        5,000,000
    8,000,000          Newton Racquetball Associates, (Commerce Bank
                       N.A., Cherry Hill, NJ LOC), 4.720%, 3/1/2006                    8,000,000
    7,295,000          Oxmoor Partners LLC, (First Commercial Bank,
                       Birmingham, AL LOC), 4.850%, 3/2/2006                           7,295,000
     800,000           PV Communications, Inc., Series 1998, (Huntington
                       National Bank, Columbus, OH LOC), 4.930%, 3/2/2006               800,000
    6,995,000          PVF Finance LLC, (Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC), 4.670%, 3/3/2006                         6,995,000
    8,160,000          Remington Leasing LLC, (Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC), 4.721%, 3/3/2006                   8,160,000
   25,000,000  (1,2)   Royal Bank of Canada, Montreal, 4.537%, 3/1/2006               25,000,000
     460,000           Sandridge Food Corp., (National City Bank, Ohio
                       LOC), 4.620%, 3/2/2006                                           460,000
   18,750,000          Sea Island Co., (Columbus Bank and Trust Co., GA
                       LOC), 4.880%, 3/2/2006                                         18,750,000
   30,000,000  (1,2)   Societe Generale, Paris, 4.540%, 3/2/2006                      30,000,000
    3,200,000          Sojourn Project, Series 1997, (FirstMerit Bank,
                       N.A. LOC), 4.620%, 3/2/2006                                     3,200,000
    8,335,000          Standing Boy Properties LLC, (Columbus Bank and
                       Trust Co., GA LOC), 4.880%, 3/2/2006                            8,335,000
    1,800,000          Stone Creek LLC, (Columbus Bank and Trust Co., GA
                       LOC), 4.590%, 3/2/2006                                          1,800,000
    4,370,000          Sun Valley, Inc., (Wachovia Bank N.A. LOC),
                       4.620%, 3/3/2006                                                4,370,000
    2,735,000          Sussex County, DE, Rehoboth Mall Project,
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC), 4.670%, 3/3/2006                                          2,735,000
   25,000,000          Svenska Handelsbanken, Stockholm, 4.510%, 3/20/2006            24,997,239
    2,430,000          Swiger Coil Systems, Inc., Series 2000,
                       (Huntington National Bank, Columbus, OH LOC),
                       4.880%, 3/2/2006                                                2,430,000
     680,000           TDB Realty Ltd., (Huntington National Bank,
                       Columbus, OH LOC), 4.880%, 3/2/2006                              680,000
    2,980,000          Thetford Threesome LLC, (Columbus Bank and Trust
                       Co., GA LOC), 4.710%, 3/2/2006                                  2,980,000
   16,650,000          Union Development Co., (Bank of America N.A. LOC),
                       4.550%, 3/2/2006                                               16,650,000
   20,000,000  (1,2)   Union Hamilton Special Purpose Funding LLC, Series
                       2005-1 Tranche #1, (GTD by Wachovia Corp.),
                       4.500%, 3/21/2006                                              20,000,000
     856,431           Wauseon Manor II LP, (Huntington National Bank,
                       Columbus, OH LOC), 4.880%, 3/2/2006                              856,431
   38,000,000          Wells Fargo & Co., 4.620%, 3/2/2006                            38,000,000
   48,000,000  (1,2)   Westpac Banking Corp. Ltd., Sydney, 4.540%,
                       3/16/2006                                                      48,000,000
    1,520,000          Wexner Heritage House, Series 2000, (Huntington
                       National Bank, Columbus, OH LOC), 4.880%, 3/2/2006              1,520,000
     850,000           White Brothers Properties, Series 1996,
                       (Huntington National Bank, Columbus, OH LOC),
                       4.880%, 3/2/2006                                                 850,000
    1,460,000          YMCA of Central OH, (Huntington National Bank,
                       Columbus, OH LOC), 4.880%, 3/2/2006                             1,460,000
                       TOTAL                                                          802,781,821
                       Brokerage--6.9%
   50,000,000  (1,2)   Goldman Sachs Group, Inc., 4.590%, 3/15/2006                   50,002,824
   38,000,000          Goldman Sachs Group, Inc., 4.610%, 3/1/2006                    38,010,788
   35,000,000          Merrill Lynch & Co., Inc., 4.630%, 3/6/2006                    35,000,000
   40,000,000  (1,2)   Merrill Lynch & Co., Inc., 4.770%, 3/13/2006                   40,000,000
   131,000,000         Morgan Stanley, 4.591% - 4.670%, 3/1/2006 -
                       3/27/2006                                                      131,000,000
                       TOTAL                                                          294,013,612
                           Finance - Commercial--2.1%
   85,300,000  (1,2)   General Electric Capital Corp., 4.670%, 3/9/2006 -
                       3/17/2006                                                      85,300,000
    3,000,000          South Carolina, EDA, Roller Bearing Co., Series
                       1994 B, (Heller Financial, Inc. LOC), 4.690%,
                       3/2/2006                                                        3,000,000
                       TOTAL                                                          88,300,000
                             Finance - Retail--2.6%
   31,000,000          AFS Insurance Premium Receivables Trust, (Series
                       1994-A), 5.126%, 3/15/2006                                     31,000,000
   25,000,000  (1,2)   Compass Securitization LLC, 4.525%, 3/10/2006 -
                       3/13/2006                                                      24,999,531
   54,000,000  (1,2)   Paradigm Funding LLC, 4.530% - 4.540%, 3/7/2006 -
                       3/27/2006                                                      54,000,000
                       TOTAL                                                          109,999,531
                           Finance - Securities--5.7%
   50,000,000  (1,2)   Beta Finance, Inc., 4.770%, 5/22/2006                          50,008,457
   25,000,000  (1,2)   K2 (USA) LLC, (GTD by K2 Corp.), 4.525%, 3/10/2006             24,997,423
   171,000,000 (1,2)   Sigma Finance, Inc., (GTD by Sigma Finance Corp.),
                       4.469% - 4.730%, 3/1/2006 - 5/10/2006                          171,004,934
                       TOTAL                                                          246,010,814
                             Government Agency--0.0%
     810,000           Clayton County, GA Housing Authority, Summerwinds
                       Project, Series 2000 B, (Federal National Mortgage
                       Association LOC), 4.710%, 3/2/2006                               810,000
                       Insurance--2.1%
   35,000,000          Genworth Life Insurance Company, 4.500% - 4.810%,
                       3/1/2006 - 5/9/2006                                            35,000,000
    9,000,000          Hartford Life Global Funding Trust, 4.550%,
                       3/15/2006                                                       9,000,000
   10,000,000          Jackson National Life Insurance Co., 4.670%,
                       3/1/2006                                                       10,000,000
   35,000,000          Monumental Life Insurance Co., 4.960%, 5/30/2006               35,000,000
                       TOTAL                                                          89,000,000
                       TOTAL NOTES - VARIABLE                                        1,630,915,778

                       REPURCHASE AGREEMENTS--8.0%
   95,391,000          Interest in $3,700,000,000 joint repurchase
                       agreement 4.58%, dated 2/28/2006, under which Bank
                       of America N.A., will repurchase U.S. Government
                       Agency securities with various maturities to
                       4/1/2035 for $3,700,470,722 on 3/1/2006. The
                       market value of the underlying securities at the
                       end of the period was $3,774,000,000                           95,391,000
   100,000,000         Interest in $1,500,000,000 joint repurchase
                       agreement 4.58%, dated 2/28/2006, under which
                       Citigroup Global Markets, Inc., will repurchase
                       U.S. Treasury and U.S. Government Agency
                       securities with various maturities to 1/15/2038
                       for $1,500,190,833 on 3/1/2006. The market value
                       of the underlying securities at the end of the
                       period was $1,530,006,430                                      100,000,000
   100,000,000         Interest in $800,000,000 joint repurchase
                       agreement 4.58%, dated 2/28/2006, under which Societe
                       Generale, London will repurchase U.S. Government Agency
                       securities with various maturities to 1/1/2041 for
                       $800,101,778 on 3/1/2006. The market value of the
                       underlying securities at the end of the period was
                       $823,367,669                                                   100,000,000
   50,000,000          Interest in $250,000,000 joint repurchase
                       agreement 4.58%, dated 2/28/2006, under which WestLB AG
                       will repurchase U.S. Government Agency securities with
                       various maturities to 5/1/2036 for $250,031,806 on
                       3/1/2006. The market value of the underlying securities
                       at the end of the period was $257,500,000 50,000,000
                           TOTAL REPURCHASE AGREEMENTS
                     =====================================================
                       (AT AMORTIZED COST)                                            345,391,000
                            TOTAL INVESTMENTS - 99.7%
                     =====================================================
                        (AT AMORTIZED COST)(5)                                       4,277,476,092
                       OTHER ASSETS AND LIABILITIES - NET - 0.3%                      13,301,099
                       TOTAL NET ASSETS - 100%                                  $    4,290,777,191

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $1,256,436,513 which represents 29.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors "). At February 28, 2006, these securities amounted to $1,206,436,513 which represents 28.1% of total net assets.


     ===========================================================================
     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors held at February 28, 2006, is as follows:

                       Security                         Acquisition  Acquisition
                                                          Date           Cost
           MONET Trust, Series 2000-1 Class A-2,          6/1/2005   $50,000,000
           Dresdner Bank AG, Frankfurt SWP),
           4.59%, 3/28/2006
         -----------------------------------------------------------------------

3    Discount rate at time of purchase.

4 Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

EDA         --Economic Development Authority
GTD         --Guaranteed
IDA         --Industrial Development Authority
LOC         --Letter of Credit
SA          --Support Agreement
SWP         --Swap Agreement


TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Principal
        Amount                                                                       Value

                               U.S. TREASURY--5.8%
                            U.S. Treasury Notes--5.8%
 $    21,250,000        2.500% - 7.000%, 5/31/2006 - 1/31/2007                $    21,119,607

                        REPURCHASE AGREEMENTS--94.2%
      72,000,000        Interest in $1,800,000,000 joint repurchase
                        agreement 4.53%, dated 2/28/2006, under which
                        Barclays Capital, Inc., will repurchase U.S.
                        Treasury securities with various maturities to
                        2/15/2036 for $1,800,226,500 on 3/1/2006. The
                        market value of the underlying securities at the
                        end of the period was $1,836,000,831.                      72,000,000
      72,000,000        Interest in $1,750,000,000 joint repurchase
                        agreement 4.53%, dated 2/28/2006, under which Credit
                        Suisse First Boston LLC, will repurchase U.S. Treasury
                        securities with various maturities to 8/15/2029 for
                        $1,750,220,208 on 3/1/2006. The market value of the
                        underlying securities at the
                        end of the period was $1,785,005,490.                      72,000,000
      56,770,000        Interest in $2,000,000,000 joint repurchase
                        agreement 4.54%, dated 2/28/2006, under which
                        J.P. Morgan Securities, Inc., will repurchase
                        U.S. Treasury securities with various maturities
                        to 2/15/2031 for $2,000,252,222 on 3/1/2006. The
                        market value of the underlying securities at the
                        end of the period was $2,040,047,289.                      56,770,000
      72,000,000        Interest in $1,600,000,000 joint repurchase
                        agreement 4.53%, dated 2/28/2006, under which
                        Morgan Stanley & Co., Inc., will repurchase U.S.
                        Treasury securities with various maturities to
                        11/15/2006 for $1,600,201,333 on 3/1/2006. The
                        market value of the underlying securities at the
                        end of the period was $1,634,025,863.                      72,000,000
      25,000,000  (1)   Interest in $1,000,000,000 joint repurchase
                        agreement 4.45%, dated 2/2/2006, under which UBS
                        Securities LLC, will repurchase U.S. Treasury
                        securities with various maturities to 1/15/2014
                        for $1,006,551,389 on 3/28/2006. The market value
                        of the underlying securities at the end of the
                        period was $1,023,991,205.                                 25,000,000
      35,000,000        Interest in $1,771,000,000 joint repurchase
                        agreement 4.54%, dated 2/28/2006, under which UBS
                        Securities LLC, will repurchase U.S. Treasury
                        securities with various maturities to 4/15/2028
                        for $1,771,223,343 on 3/1/2006. The market value
                        of the underlying securities at the end of the
                        period was $1,806,423,507.                                 35,000,000
      10,000,000  (1)   Interest in $400,000,000 joint repurchase
                        agreement 4.60%, dated 2/22/2006, under which UBS
                        Securities LLC, will repurchase U.S. Treasury
                        securities with various maturities to 5/15/2010
                        for $403,935,556 on 5/10/2006. The market value
                        of the underlying securities at the end of the
                        period was $410,996,134.                                   10,000,000
                        TOTAL REPURCHASE AGREEMENTS                               342,770,000
                        TOTAL INVESTMENTS --- 100.0%
                        (AT AMORTIZED COST)(2)                                    363,889,607
                        OTHER ASSETS AND LIABILITIES --- NET --- (0.0)%            (101,033)
                        TOTAL NET ASSETS --- 100%                             $   363,788,574

================================================================================

     1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     2 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21,2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006